Intangible assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The following table represents the balances of intangible assets as of September 30, 2025, and December 31, 2024;

	September 30, 2025	December 31, 2024
Website Domains	$155,000	$155,000

Total Intangible assets	155,000	155,000

Accumulated Amortization – website domains	(29,580)	(3,229)
Net intangible assets	$125,420	$151,771

The following table represents the balances of intangible assets as of December 31, 2024, and 2023;

	December 31, 2024	December 31, 2023
Website Domains	$155,000	$-

Total Intangible assets	155,000	-

Accumulated Amortization – website domains	(3,229)	-
Net intangible assets	$151,771	$-

Schedule of Amortization of Intangible Assets

The following is an amortization analysis of the annual amortization of intangible assets on a fiscal year basis as of September 30, 2025:

For the year ended December 31,	Amount
2025 (3 months remaining)	$12,399
2026	38,750
2027	38,750
2028	35,521
2029 and thereafter	-
Total remaining intangibles amortization	125,420

The following is an amortization analysis of the annual amortization of intangible assets on a fiscal year basis as of December 31, 2024:

For the year ended December 31,	Amount
2025	$38,750
2026	38,750
2027	38,750
2028	35,521
2029 and Thereafter	-
Total remaining intangibles amortization	151,771